Benefit Plans (Tables) (Moncure)	6 Months Ended
Jun. 30, 2013
Moncure
Benefit Plans
Schedule of multi-employer plan information

Pension Fund	EIN	Pension Protection Act 2012	FIP/RP Status	Contributions in Millions of Dollars 2012	Surcharge Imposed	Expiration Date
IAM National Pension Fund	51-6031295	Green as of March 2012	None	$0.1	No	N/A